Contract Liabilities - Schedule of Movement In Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($)
Change in Contract with Customer, Asset and Liability [Roll Forward]
Balance at beginning of the year ended December 31	$ 8,774,162	$ 1,127,306	$ 4,619,690
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(13,501,218)	(1,734,639)	(6,388,598)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	13,488,130	1,732,958	10,543,070
Balance at end of the year ended December 31	8,761,074	1,125,625	8,774,162
Less: Amount expected to be recognized as revenue beyond 12 months	0		(104,714)	$ 0
Amount expected to be recognized as revenue in 12 months	$ 8,761,074	$ 1,125,625	$ 8,669,448